STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (319,706)	$ (475,130)
Adjustments to reconcile net loss to net cash used in continuing operating activities:
Depreciation and amortization	0	10,188
Impairment of license agreements	0	70,000
Contributed Service	60,000	60,000
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	0	(708)
(Increase) decrease in receivable from affiliate	(13,679)	(7,363)
Increase (decrease) in account payable	4,081	0
Increase (decrease) in accrued expenses	69,312	76,797
Increase (decrease) in amounts due affiliate under service agreement	180,000	180,000
Net cash used in operating activities	(19,992)	(86,216)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advance from affiliate	28,720	75,200
Repayment of advance from affiliate	(1,000)	(40,000)
Loan proceeds	0	85,000
Repayment of loan	0	(28,896)
Net cash provided by financing activities	27,720	91,304
Net increase in cash	7,728	5,088
CASH AT BEGINNING OF PERIOD	4,329	4,745
CASH AT END OF PERIOD	12,057	9,833
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for interest	0	0
Cash paid for taxes	0	0
Assumption of accounts receivable by lender	$ 0	$ 708